Inventory	12 Months Ended
Oct. 31, 2022
Inventory
Inventory	10. Inventory

As at	October 31, 2022	October 31, 2021
	$	$
Finished goods	23,393	17,569
Work-in-process	56	-
Raw-materials	493	-
Provision for obsolescence	(527)	(527)
Total	23,415	17,042